Operating revenue	12 Months Ended
Dec. 31, 2024
Operating Revenue
Operating revenue

30	Operating revenue

Reconciliation from gross operating revenue to net operating revenue:

	2024	2023	2022

Revenue from sanitation services (i)	23,894,855	21,513,442	18,629,959
Construction revenue	6,225,871	5,600,332	4,863,752
Water/Sewage deduction account (FAUSP) (a)	(395,179)	-	-
Financial asset (indemnity) (ii)	9,151,310	-	-
Sales tax	(2,632,653)	(1,457,125)	(1,363,628)
Regulatory, Control and Oversight Fee (TRCF) (iii)	(98,727)	(84,593)	(74,363)
Net operating revenue	36,145,477	25,572,056	22,055,720

(i)	Includes the amount of R$ 117,878 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 105,682 in 2023).
(ii)	See Note 16.
(iii)	Amount referring to the performance of the regulatory, control and oversight activity paid to ARSESP, under State Complementary Law 1.025/07.

(a) Support Fund for the Universalization of Sanitation in the São Paulo State – FAUSP

According to State Law 17,853 (“Law 17,853”), of December 8, 2023, which authorized the Executive Branch of the São Paulo State (“State”) to initiate measures for the privatization of SABESP, the Support Fund for the Universalization of Sanitation in the São Paulo State (FAUSP) was created to provide resources for basic sanitation initiatives, including those aimed at tariff affordability in the sector, aiming at achieving and expediting universalization goals that ensure access to drinking water for 99% of the population and sewage collection and treatment for 90% of the population by December 31, 2029. It also aims to meet quantitative goals for non-interruption of supply, reduction of losses, and improvement of treatment processes, as provided for in Federal Law 11,445/2007 (“Law 11,445”).

According to paragraph 1 of Article 4 of Law 17,853, the State is required to contribute at least 30% of the net value obtained from the privatization of SABESP to FAUSP, as well as the amounts received by the State in the form of dividends or interest on capital distributed by SABESP (Article 5 of Law 17,853). These resources should be aimed at basic sanitation initiatives, including those aimed at tariff affordability in the sector. Accordingly, regarding this portion to be provided by the State to fund basic sanitation initiatives, there is no accounting impact for the Company as these resources belong to the State, with no interference or participation from SABESP in their management.

Regarding resources aimed at tariff affordability, the mechanism provided in the Concession Agreement of URAE 1 – Southeast is the creation of two “Escrow accounts”, both owned by FAUSP and managed through the Environment, Infrastructure, and Logistics Secretariat (SEMIL). The first “Escrow account” will be funded by FAUSP and reduced when equilibrium tariffs are higher than the application tariffs, after exhausting the resources of the second “Escrow account”. The second “Escrow account”, in turn, is sensitized in 2 (two) ways.

(a)	First form of sensitization:

If the documentation required to qualify the Municipal Fund for Environmental Sanitation and Infrastructure (FMSAI) of a certain municipality has not been submitted to ARSESP, the percentage applied to the municipality’s net revenue will be deposited in the second “Escrow account”.

According to the Concession Agreement and based on Article 13 of Law 11,445, funds may be established for financing the universalization of public sanitation services. Qualified FMSAIs or those whose documentation has been submitted to ARSESP will receive a percentage of the net revenue for the quarter, composed of the gross revenue obtained by SABESP in the municipalities, less the Contribution for Social Security Financing (COFINS), the Public Servant Equity Formation Program (PASEP), the Regulation, Control, and Oversight Fee (TRCF), and any charges applicable to revenue. Payments are due 30 days after the publication of the Company’s quarterly results, through the contractual end in 2060. Thus, the 371 municipalities in URAE-1 are ensured transfers to FMSAI as follows:

•	São Paulo: 7.5% until 2040 and 8.0% as of 2041;
•	São José dos Campos: 5%;
•	Other 369 municipalities: 4%.

(b)	Second form of sensitization:

The regulatory model sets the flow of allocation of resources from FAUSP to enable a reduction in the application tariff (fee to be paid by customers to SABESP for the use of services), using the Company’s tariff values before the date of effectiveness of the agreement as a reference. Accordingly, whenever an application tariff lower than the equilibrium tariff is used, ARSESP will authorize the transfer of amounts from the “Escrow accounts” to SABESP. Every quarter, ARSESP will inform the Bank and SABESP of the amount to be transferred due to differences between the application tariff and the equilibrium tariff. If the application tariff is lower than the equilibrium tariff, the Bank will make quarterly transfers to SABESP; if it is higher, SABESP will transfer to the second “Escrow account” the amount informed by ARSESP every quarter. When the application tariff is higher than the equilibrium tariff, a liability will be recognized, reducing the Company’s operating revenue.

The methodology for calculating the equilibrium tariffs is not yet defined by ARSESP, although current application tariffs used by SABESP in the municipalities composing URAE 1 – Southeast are higher than the equilibrium tariffs to be defined by ARSESP based on Exhibit VIII of the Concession Agreement.

Based on the aforementioned exhibit, SABESP estimated that, as of December 31, 2024, the tariffs applied were approximately 3.2% higher than the equilibrium tariffs, according to the Tariff Repositioning Index (IRepT) of -4.2167% presented in Exhibit VIII – Formation of the Initial Tariff, considering that the tables of Exhibit IV – Tariff Exhibit include a discount of -1% (items 13.4 and 13.5 of Exhibit VIII – Formation of the Initial Tariff), leading to a R$ 395,179 reduction in gross sanitation revenue for 2024 with a corresponding entry in the services payable line.

Until December 31, 2024, no resources had been contributed to the Company regarding FAUSP.